Contract Liabilities - Summary of Contract Liabilities (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022		May 01, 2021
Disclosure Of Detailed Information Of Contract Liabilities [Line Items]
Current	$ 10,162	$ 5,291	[1]	$ 5,038	[1]
Non-current	1,031	677	[1]	4,017	[1]
Contract liabilities	11,193	5,968		$ 9,055
Digital solutions services—non financial services income [member]
Disclosure Of Detailed Information Of Contract Liabilities [Line Items]
Contract liabilities	9,700	5,968
Digital media, content, and marketing services and others [member]
Disclosure Of Detailed Information Of Contract Liabilities [Line Items]
Contract liabilities	1,000	0
Hotel operations, hospitality and VIP services income [Member]
Disclosure Of Detailed Information Of Contract Liabilities [Line Items]
Contract liabilities	$ 493	$ 0

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.